Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 1,492,988	$ 1,355,139	$ 1,108,621
Selling, marketing, general and administrative expenses	182,472	184,164	147,953
Taxes on income	24,301	13,371	21,163
Net income attributable to equity holders of the Company	32,365	10,352	22,445
Net income attributable to non-controlling interests	45,030	$ 29,088	$ 33,655
According to the previous accounting policy [Member]
Statement Line Items [Line Items]
Revenues	1,488,378
Selling, marketing, general and administrative expenses	182,527
Taxes on income	24,164
Net income attributable to equity holders of the Company	30,220
Net income attributable to non-controlling interests	42,647
The change [member]
Statement Line Items [Line Items]
Revenues	4,610
Selling, marketing, general and administrative expenses	(55)
Taxes on income	137
Net income attributable to equity holders of the Company	2,145
Net income attributable to non-controlling interests	$ 2,383